Annual Total Returns	0 Months Ended
Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Bar Chart Table:
Annual Return 2003	38.50%
Annual Return 2004	9.67%
Annual Return 2005	11.92%
Annual Return 2006	15.29%
Annual Return 2007	9.95%
Annual Return 2008	(34.94%)
Annual Return 2009	41.44%
Annual Return 2010	25.17%
Annual Return 2011	(2.08%)
Annual Return 2012	18.73%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Bar Chart Table:
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.54%
Annual Return 2006	13.37%
Annual Return 2007	22.52%
Annual Return 2008	(43.35%)
Annual Return 2009	38.88%
Annual Return 2010	35.45%
Annual Return 2011	1.11%
Annual Return 2012	16.28%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	8.22%
Annual Return 2006	18.78%
Annual Return 2007	(4.45%)
Annual Return 2008	(29.78%)
Annual Return 2009	32.43%
Annual Return 2010	20.68%
Annual Return 2011	(0.56%)
Annual Return 2012	18.91%
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.52%
Annual Return 2008	(38.06%)
Annual Return 2009	52.61%
Annual Return 2010	19.84%
Annual Return 2011	(7.21%)
Annual Return 2012	13.63%
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Bar Chart Table:
Annual Return 2003	58.17%
Annual Return 2004	18.10%
Annual Return 2005	32.90%
Annual Return 2006	46.72%
Annual Return 2007	33.79%
Annual Return 2008	(47.47%)
Annual Return 2009	73.25%
Annual Return 2010	22.71%
Annual Return 2011	(13.77%)
Annual Return 2012	12.94%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Bar Chart Table:
Annual Return 2003	11.40%
Annual Return 2004	5.10%
Annual Return 2005	2.29%
Annual Return 2006	5.12%
Annual Return 2007	5.59%
Annual Return 2008	(3.65%)
Annual Return 2009	9.05%
Annual Return 2010	7.51%
Annual Return 2011	4.22%
Annual Return 2012	4.56%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Bar Chart Table:
Annual Return 2003	15.56%
Annual Return 2004	6.62%
Annual Return 2005	2.94%
Annual Return 2006	6.97%
Annual Return 2007	6.58%
Annual Return 2008	(11.24%)
Annual Return 2009	12.31%
Annual Return 2010	8.60%
Annual Return 2011	3.48%
Annual Return 2012	5.48%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(16.56%)
Annual Return 2009	15.73%
Annual Return 2010	9.91%
Annual Return 2011	2.60%
Annual Return 2012	6.87%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Bar Chart Table:
Annual Return 2003	19.66%
Annual Return 2004	8.23%
Annual Return 2005	4.33%
Annual Return 2006	10.67%
Annual Return 2007	6.93%
Annual Return 2008	(22.31%)
Annual Return 2009	18.98%
Annual Return 2010	11.24%
Annual Return 2011	1.18%
Annual Return 2012	8.37%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(26.71%)
Annual Return 2009	23.56%
Annual Return 2010	13.01%
Annual Return 2011	(0.20%)
Annual Return 2012	10.22%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Bar Chart Table:
Annual Return 2003	23.50%
Annual Return 2004	9.87%
Annual Return 2005	5.23%
Annual Return 2006	12.74%
Annual Return 2007	7.28%
Annual Return 2008	(31.75%)
Annual Return 2009	27.37%
Annual Return 2010	14.40%
Annual Return 2011	(1.90%)
Annual Return 2012	11.74%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	30.50%
Annual Return 2010	15.66%
Annual Return 2011	(3.18%)
Annual Return 2012	13.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Bar Chart Table:
Annual Return 2003	27.08%
Annual Return 2004	11.18%
Annual Return 2005	6.03%
Annual Return 2006	14.55%
Annual Return 2007	7.41%
Annual Return 2008	(36.36%)
Annual Return 2009	32.37%
Annual Return 2010	16.35%
Annual Return 2011	(4.19%)
Annual Return 2012	14.02%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(35.58%)
Annual Return 2009	32.66%
Annual Return 2010	16.63%
Annual Return 2011	(4.57%)
Annual Return 2012	14.64%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(35.96%)
Annual Return 2009	32.81%
Annual Return 2010	16.78%
Annual Return 2011	(4.51%)
Annual Return 2012	14.65%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Bar Chart Table:
Annual Return 2012	14.72%